DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	May 04, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability					$ 0	$ 897,631
Derivative, Gain (Loss) on Derivative, Net		$ (108,188)		$ 157,900	$ 3,267,323	$ 1,584,102
Debt Instrument, Convertible, Conversion Price					$ 0.43	$ 0.08	$ 0.20